Gains or losses on financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) on financial instruments [abstract]
Financial Assets Held For Trading	[1]	R$ 0	R$ 1,174,111	R$ 3,166,399
Financial Assets Measured At Fair Value Through Profit Or Loss		(138,673)	0	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	[1]	(2,764,859)	0	0
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		61,239	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	[2]	0	30,694	82,638
Financial Assets Not Measured At Fair Value Through Profit Or Loss		(138,104)	(122,115)	(115,202)
Financial Assets available-for-sale
Debt instruments		(111,750)	(156,802)	(108,318)
Equity instruments		(26,354)	34,687	(6,884)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net		197,595	(113,600)	(117,679)
Total		R$ (2,782,802)	R$ 969,090	R$ 3,016,156

[1]	Includes the exchange hedge of the Bank's interest in Cayman (note 24).
[2]	Includes the net gain arising from transactions involving debt securities, equity instruments and derivatives included in this portfolio, since the Bank manages its risk in these instruments on a global basis.